OPERATING LEASE LIABILITIES AND RIGHT OF USE ASSETS (Tables)	6 Months Ended
Jun. 30, 2024
Operating Lease Liabilities And Right Of Use Assets
SCHEDULE OF OPERATING LEASE LIABILITIES	Operating lease liabilities consist of:
	As of
	June 30,	December 31,
	2024	2023
Current portion	$701,446	$362,720
Long term portion	633,389	298,961
Total operating lease liabilities	$1,334,835	$661,681

SCHEDULE OF FUTURE OPERATING LEASE PAYMENTS

The following summarizes total future minimum operating lease payments at June 30, 2024:

The periods ending December 31,
2024 (remaining 6 months)	548,243
2025	378,249
2026	362,001
2027	119,439
Total minimum lease payments	1,407,932
Less: present value discount	(73,097)
Present value of minimum lease payments	$1,334,835